INCOME TAXES (Schedule of Current and Deferred Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Current tax benefit (expense)		$ (1)
Deferred tax benefit	$ 359	31
Income tax benefit	$ 359	$ 30